Leases - Schedule of the Classification of Operating and Finance Lease Assets and Obligations in the Company's Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating leases:
Right of use assets	$ 2,285	$ 1,139
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Right Of Use Assets Operating And Finance Lease	Right Of Use Assets Operating And Finance Lease
Operating lease liabilities, current	$ 458	$ 235
Lease liabilities, net of current portion	1,858	985
Total operating lease liabilities	2,316	1,220
Finance leases:
Right of use assets	71	102
Finance lease liabilities, current	35	32
Finance lease liabilities, noncurrent	48	82
Total finance lease liabilities	$ 83	$ 114
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Operating And Finance Lease Liabilities Current	Operating And Finance Lease Liabilities Current
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Operating And Finance Lease Liabilities Non Current Portion	Operating And Finance Lease Liabilities Non Current Portion
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Right Of Use Assets Operating And Finance Lease	Right Of Use Assets Operating And Finance Lease
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Operating And Finance Lease Liabilities Current	Operating And Finance Lease Liabilities Current
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Operating And Finance Lease Liabilities Non Current Portion	Operating And Finance Lease Liabilities Non Current Portion